Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	¥ 30,967,878	¥ 28,269,215
Interest-bearing demand deposits	71,508,201	68,635,578
Deposits at notice	12,036,543	11,462,658
Time deposits	25,137,738	25,818,987
Negotiable certificates of deposit	13,069,797	12,570,618
Others	9,873,335	8,736,598
Deposits	162,593,492	155,493,654
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	28,633,073	26,509,136
Interest-bearing demand deposits	67,287,154	63,810,233
Deposits at notice	691,249	732,564
Time deposits	17,624,597	17,833,960
Negotiable certificates of deposit	5,059,074	5,603,154
Others	9,625,768	8,578,530
Deposits	128,920,915	123,067,577
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	2,334,805	1,760,079
Interest-bearing demand deposits	4,221,047	4,825,345
Deposits at notice	11,345,294	10,730,094
Time deposits	7,513,141	7,985,027
Negotiable certificates of deposit	8,010,723	6,967,464
Others	247,567	158,068
Deposits	¥ 33,672,577	¥ 32,426,077